UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 87.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Bombardier, Inc., Sr. Notes, 4.25%, 1/15/16(1)	$1,480	$1,531,800
Bombardier, Inc., Sr. Notes, 6.125%, 1/15/23(1)	1,015	1,037,838
GenCorp, Inc., 7.125%, 3/15/21(1)	1,525	1,586,000
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	80	88,400
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	2,230	2,489,238

		$6,733,276

Automotive & Auto Parts — 2.2%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$1,132	$1,231,050
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,072	3,409,920
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	2,926,875
Continental Rubber of America Corp., Sr. Notes, 4.50%, 9/15/19(1)	2,920	3,007,600
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,601,888
General Motors Financial Co., Inc., Sr. Notes, 4.75%, 8/15/17(1)	1,575	1,647,749
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	1,375	1,598,438
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	2,015	1,989,812
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	3,017,190

		$20,430,522

Banks & Thrifts — 1.8%
Ally Financial, Inc., Sr. Notes, 0.00%, 6/15/15	$1,710	$1,579,613
Ally Financial, Inc., Sr. Notes, 2.511%, 12/1/14(2)	720	723,972
Ally Financial, Inc., Sr. Notes, 4.625%, 6/26/15	3,610	3,793,338
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	1,200	1,295,977
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	4,075	4,549,289
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	3,955	5,017,906

		$16,960,095

Broadcasting — 0.5%
AMC Networks, Inc., Sr. Notes, 4.75%, 12/15/22	$1,030	$1,035,150
AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21	1,100	1,262,250
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	945	1,072,575
Starz, LLC/Starz Finance Corp., Sr. Notes, 5.00%, 9/15/19(1)	1,475	1,534,000

		$4,903,975

Building Materials — 1.6%
HD Supply, Inc., Sr. Notes, 7.50%, 7/15/20(1)	$2,975	$2,945,250
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	815	925,025
HD Supply, Inc., Sr. Notes, 11.50%, 7/15/20(1)	1,010	1,166,550
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,378,850
Isabelle Acquisition Sub, Inc., Sr. Notes, 10.00%, 11/15/18(1)(3)	3,115	3,418,712
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21(1)	2,240	2,542,400
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21	765	870,188
Nortek, Inc., Sr. Notes, 10.00%, 12/1/18	1,815	2,069,100

		$15,316,075

Cable/Satellite TV — 2.2%
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$790	$890,725
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 5.25%, 9/30/22	2,685	2,671,575

Security	Principal Amount (000’s omitted)	Value
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	$420	$456,225
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	1,180	1,267,025
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	125	140,938
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes, 6.375%, 9/15/20(1)	210	221,025
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21	7,520	8,497,600
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes, 5.50%, 1/15/23(1)	2,595	2,659,875
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	170	188,700
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	1,875	2,048,437
Virgin Media Finance PLC, Sr. Notes, 4.875%, 2/15/22	1,935	1,939,837

		$20,981,962

Capital Goods — 1.5%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,031	$1,035,459
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,099,525
Belden, Inc., Sr. Sub. Notes, 5.50%, 9/1/22(1)	1,050	1,086,750
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16	1,910	2,115,325
General Cable Corp., Sr. Notes, 5.75%, 10/1/22(1)	1,695	1,792,462
Harbinger Group, Inc., Sr. Notes, 7.875%, 7/15/19(1)	1,025	1,058,313
Manitowoc Co., Inc. (The), Sr. Notes, 5.875%, 10/15/22	1,455	1,473,188
Silver II Borrower/Silver II US Holdings, LLC, Sr. Notes, 7.75%, 12/15/20(1)	1,590	1,673,475
SPL Logistics Escrow, LLC/SPL Logistics Finance Corp., Sr. Notes, 8.875%, 8/1/20(1)	1,015	1,091,125

		$14,425,622

Chemicals — 3.5%
Celanese US Holdings, LLC, Sr. Notes, 4.625%, 11/15/22	$1,010	$1,047,875
Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	960	1,078,800
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	805	885,500
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	1,855	2,008,038
Eagle Spinco, Inc., Sr. Notes, 4.625%, 2/15/21(1)	510	515,100
Hexion US Finance Corp., Sr. Notes, 6.625%, 4/15/20(1)	2,035	2,014,650
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	3,690	4,054,387
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	905	941,200
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19	3,485	3,859,637
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24	2,635	3,063,187
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,762,950
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	596,525
Rockwood Specialties Group, Inc., Sr. Notes, 4.625%, 10/15/20	2,825	2,906,219
Taminco Global Chemical Corp., 9.75%, 3/31/20(1)	515	569,075
TPC Group, Inc., Sr. Notes, 8.75%, 12/15/20(1)	1,030	1,042,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Sr. Notes, 8.75%, 2/1/19(1)	2,010	1,994,925
Tronox Finance, LLC, Sr. Notes, 6.375%, 8/15/20(1)	2,345	2,365,519
US Coatings Acquisition, Inc./Flash Dutch 2 BV, Sr. Notes, 7.375%, 5/1/21(1)	1,470	1,519,613

		$32,226,075

Consumer Products — 2.0%
Alphabet Holding Co., Inc., Sr. Notes, 7.75%, 11/1/17(1)(3)	$2,810	$2,915,375
BC Mountain, LLC/BC Mountain Finance, Inc., Sr. Notes, 7.00%, 2/1/21(1)	1,920	1,982,400
Libbey Glass, Inc., Sr. Notes, 6.875%, 5/15/20	765	827,156
Mead Products, LLC/ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	2,745	2,930,287
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,773,600
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	550	591,938
Spectrum Brands Escrow Corp., Sr. Notes, 6.375%, 11/15/20(1)	1,110	1,183,537
Spectrum Brands Escrow Corp., Sr. Notes, 6.625%, 11/15/22(1)	1,610	1,742,825

Security	Principal Amount (000’s omitted)	Value
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18	$1,015	$1,153,294
Tempur-Pedic International, Inc., Sr. Notes, 6.875%, 12/15/20(1)	1,230	1,313,025

		$18,413,437

Containers — 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Notes, 7.00%, 11/15/20(1)	$1,500	$1,515,000
BOE Merger Corp., Sr. Notes, 9.50%, 11/1/17(1)(3)	1,400	1,463,000
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	550	617,375
Crown Americas, LLC/Crown Americas Capital Corp. IV, Sr. Notes, 4.50%, 1/15/23(1)	2,555	2,529,450
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21	3,905	4,197,875
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19	2,290	2,456,025
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19	1,145	1,265,225
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19	2,665	2,918,175
Sealed Air Corp., Sr. Notes, 6.50%, 12/1/20(1)	1,045	1,159,950
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,910	3,353,775

		$21,475,850

Diversified Financial Services — 2.4%
Alliance Data Systems Corp., Sr. Notes, 6.375%, 4/1/20(1)	$1,155	$1,253,175
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	2,105	2,231,130
CIT Group, Inc., Sr. Notes, 5.00%, 8/15/22	455	482,867
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	605	650,375
CIT Group, Inc., Sr. Notes, 5.375%, 5/15/20	230	250,700
CIT Group, Inc., Sr. Notes, 5.50%, 2/15/19(1)	1,020	1,096,500
E*TRADE Financial Corp., Sr. Notes, 6.00%, 11/15/17	295	306,063
E*TRADE Financial Corp., Sr. Notes, 6.375%, 11/15/19	1,005	1,047,713
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	1,735	1,925,850
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,921,037
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	1,815	2,314,125
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,454,475
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	4,090	4,314,950
Nuveen Investments, Inc., Sr. Notes, 9.50%, 10/15/20(1)	2,855	2,954,925

		$22,203,885

Diversified Media — 2.6%
Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$4,135	$4,279,725
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	3,090	3,229,050
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Notes, 6.50%, 11/15/22(1)	1,095	1,160,700
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Notes, 6.50%, 11/15/22(1)	2,960	3,167,200
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20	445	462,800
LBI Media, Inc., Sr. Notes, 10.00%, 4/15/19(1)	1,860	1,748,400
LBI Media, Inc., Sr. Sub. Notes, 13.50%, 4/15/20	457	191,940
Logo Merger Sub Corp., Sr. Notes, 8.375%, 10/15/20(1)	1,845	1,891,125
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	2,755	3,044,275
WMG Acquisition Corp., Sr. Notes, 6.00%, 1/15/21(1)	1,140	1,216,950
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	3,710	4,331,425

		$24,723,590

Energy — 13.1%
Access Midstream Partners LP/ACMP Finance Corp., Sr. Notes, 4.875%, 5/15/23	$2,565	$2,555,381
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	2,405	2,621,450
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	3,005	3,305,500
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	1,260	1,341,900
Atlas Energy Holdings Operating Co., LLC, Sr. Notes, 7.75%, 1/15/21(1)	1,420	1,401,363
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	1,205	1,316,463

Security	Principal Amount (000’s omitted)	Value
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	$3,185	$3,368,137
Bristow Group, Inc., Sr. Notes, 6.25%, 10/15/22	1,775	1,923,656
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	837,375
Chesapeake Energy Corp., Sr. Notes, 6.125%, 2/15/21	3,435	3,692,625
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	1,025	1,019,875
Concho Resources, Inc., Sr. Notes, 5.50%, 4/1/23	1,765	1,870,900
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	1,340	1,467,300
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,759,350
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22	8,100	8,667,000
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	670	760,450
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes, 6.50%, 11/1/22(1)	2,775	2,809,687
Denbury Resources, Inc., Sr. Sub. Notes, 4.625%, 7/15/23	1,220	1,197,125
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	1,639	1,835,680
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,220,037
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 6.875%, 5/1/19	3,950	4,295,625
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 9.375%, 5/1/20	2,880	3,240,000
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 7.75%, 9/1/22	795	858,600
EPL Oil & Gas, Inc., Sr. Notes, 8.25%, 2/15/18(1)	1,690	1,787,175
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	530	572,400
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	3,473	3,611,920
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17	800	893,000
Holly Corp., Sr. Notes, 9.875%, 6/15/17	1,710	1,851,075
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	575	618,125
Inergy Midstream LP/NRGM Finance Corp., Sr. Notes, 6.00%, 12/15/20(1)	825	855,938
Kodiak Oil & Gas Corp., Sr. Notes, 5.50%, 1/15/21(1)	410	413,588
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19	3,420	3,830,400
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22	2,030	2,207,625
MEG Energy Corp., Sr. Notes, 6.375%, 1/30/23(1)	2,190	2,294,025
Newfield Exploration Co., Sr. Notes, 5.625%, 7/1/24	2,585	2,785,337
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	890	956,750
Oasis Petroleum, Inc., Sr. Notes, 6.875%, 1/15/23	2,920	3,190,100
Offshore Group Investment, Ltd., Sr. Notes, 7.50%, 11/1/19(1)	865	888,788
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	1,665	1,785,713
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	115	124,775
Plains Exploration & Production Co., Sr. Notes, 6.875%, 2/15/23	4,495	5,163,631
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	2,210	2,381,275
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	1,000	1,072,500
QEP Resources, Inc., Sr. Notes, 5.25%, 5/1/23	1,685	1,777,675
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	1,580	1,741,950
Rockies Express Pipeline, LLC, Sr. Notes, 6.00%, 1/15/19(1)	2,070	2,033,775
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	1,015	1,136,800
Sabine Pass Liquefaction, LLC, Sr. Notes, 5.625%, 2/1/21(1)	2,970	2,984,850
Sabine Pass LNG, LP, Sr. Notes, 6.50%, 11/1/20(1)	2,260	2,327,800
Seadrill, Ltd., Sr. Notes, 5.625%, 9/15/17(1)	1,710	1,739,925
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	3,445	3,703,375
SM Energy Co., Sr. Notes, 6.50%, 1/1/23	1,685	1,802,950
Tesoro Corp., Sr. Notes, 5.375%, 10/1/22	2,255	2,356,475
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,660,737
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	540	577,800
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17	715	750,750
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22	3,160	3,412,800

		$122,657,281

Security	Principal Amount (000’s omitted)	Value
Entertainment/Film — 0.7%
Cinemark USA, Inc., Sr. Notes, 5.125%, 12/15/22(1)	$210	$213,675
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	695	773,188
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	743	817,300
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22	1,215	1,303,087
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	545	606,313
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	2,190	2,458,275

		$6,171,838

Environmental — 0.7%
ADS Waste Holdings, Inc., Sr. Notes, 8.25%, 10/1/20(1)	$1,145	$1,230,875
Clean Harbors, Inc., Sr. Notes, 5.125%, 6/1/21(1)	1,645	1,702,575
Clean Harbors, Inc., Sr. Notes, 5.25%, 8/1/20	1,085	1,139,250
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	1,970	2,159,991

		$6,232,691

Food/Beverage/Tobacco — 2.1%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	$2,319	$2,216,118
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	4,800	5,004,000
Constellation Brands, Inc., Sr. Notes, 4.625%, 3/1/23	1,580	1,617,525
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	1,445	1,632,850
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes, 9.50%, 8/15/19(1)	1,130	1,033,950
Land O’Lakes, Inc., Sr. Notes, 6.00%, 11/15/22(1)	1,020	1,093,950
Michael Foods Group, Inc., Sr. Notes, 9.75%, 7/15/18	2,695	3,004,925
Michael Foods Holding, Inc., Sr. Notes, 8.50%, 7/15/18(1)(3)	1,555	1,601,650
Smithfield Foods, Inc., Sr. Notes, 6.625%, 8/15/22	2,155	2,375,887

		$19,580,855

Gaming — 5.5%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(3)(4)(5)(10)	$2,377	$2,063,073
Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(6)	5,755	1,985,475
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,080	831,600
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	550	547,250
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	7,170	6,596,400
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20	3,695	3,725,022
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	2,375	2,553,125
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes, 9.00%, 2/15/20(1)	1,670	1,707,575
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	421	412,580
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	855	878,512
MCE Finance, Ltd., Sr. Notes, 5.00%, 2/15/21(1)	1,350	1,347,750
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,469,810
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	2,110	2,189,125
MGM Resorts International, Sr. Notes, 6.625%, 12/15/21	1,420	1,464,375
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	3,900	4,270,500
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,019	2,034,142
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,782,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	3,130	2,738,750
Studio City Finance, Ltd., Sr. Notes, 8.50%, 12/1/20(1)	5,335	5,901,844
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	800,875
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,316,600
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(4)	3,140	1,682,814

		$51,299,197

Health Care — 9.1%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,545,700

Security	Principal Amount (000’s omitted)	Value
Air Medical Group Holdings, Inc., Sr. Notes, 9.25%, 11/1/18	$1,521	$1,680,705
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	584,375
Amsurg Corp., Sr. Notes, 5.625%, 11/30/20(1)	735	771,750
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	1,053	1,089,855
Biomet, Inc., Sr. Notes, 6.50%, 8/1/20(1)	2,485	2,618,569
CDRT Holding Corp., Sr. Notes, 9.25%, 10/1/17(1)(3)	1,755	1,820,812
Community Health Systems, Inc., Sr. Notes, 5.125%, 8/15/18	1,325	1,397,875
Community Health Systems, Inc., Sr. Notes, 7.125%, 7/15/20	2,685	2,903,156
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	3,420	3,813,300
DaVita HealthCare Partners, Inc., Sr. Notes, 5.75%, 8/15/22	4,640	4,895,200
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	1,445	1,614,788
Elan Finance PLC/Elan Finance Corp., Sr. Notes, 6.25%, 10/15/19(1)	1,685	1,811,375
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	1,300	1,430,000
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	1,305	1,425,713
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	1,080	1,185,300
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	185	203,500
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	1,510	1,642,125
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	1,260	1,382,850
HCA Holdings, Inc., Sr. Notes, 6.25%, 2/15/21	1,030	1,086,650
HCA, Inc., 9.875%, 2/15/17	1,427	1,507,269
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	1,530	1,770,975
Hologic, Inc., Sr. Notes, 6.25%, 8/1/20(1)	5,415	5,848,200
IMS Health, Inc., Sr. Notes, 6.00%, 11/1/20(1)	1,710	1,786,950
INC Research, LLC., Sr. Notes, 11.50%, 7/15/19(1)	1,145	1,213,700
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	3,630	3,902,250
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	2,800	3,136,000
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	4,700	5,358,000
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	1,510	1,698,750
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	1,870	2,042,975
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22	1,290	1,589,925
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,636,250
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,517,063
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	545	594,050
United Surgical Partners International, Inc., Sr. Notes, 9.00%, 4/1/20	1,775	2,001,312
Valeant Pharmaceuticals International, Sr. Notes, 6.375%, 10/15/20(1)	2,300	2,380,500
VPI Escrow Corp., Sr. Notes, 6.375%, 10/15/20(1)	2,875	2,997,187
VWR Funding, Inc., Sr. Notes, 7.25%, 9/15/17(1)	3,140	3,340,175
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	2,225	2,414,125

		$84,639,254

Homebuilders/Real Estate — 1.1%
Brookfield Residential Properties, Inc., Sr. Notes, 6.50%, 12/15/20(1)	$1,750	$1,855,000
CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	2,625	2,880,937
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,325	5,830,875

		$10,566,812

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, Sr. Notes, 7.875%, 12/15/20(1)	$1,460	$1,463,650
Hub International, Ltd., Sr. Notes, 8.125%, 10/15/18(1)	1,540	1,601,600
Onex USI Acquisition Corp., Sr. Notes, 7.75%, 1/15/21(1)	2,800	2,758,000

		$5,823,250

Leisure — 1.3%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$1,128	$1,246,440
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	2,615	2,968,025
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	605,888
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,544,700

Security	Principal Amount (000’s omitted)	Value
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	$575	$700,781
Seven Seas Cruises, S. DE R.L., Sr. Notes, 9.125%, 5/15/19	3,180	3,386,700
Viking Cruises, Ltd., Sr. Notes, 8.50%, 10/15/22(1)	1,370	1,517,275

		$11,969,809

Metals/Mining — 3.7%
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	$1,630	$1,768,550
Eldorado Gold Corp., Sr. Notes, 6.125%, 12/15/20(1)	4,120	4,351,750
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	1,140	1,194,150
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	1,005	1,082,888
IAMGOLD Corp., Sr. Notes, 6.75%, 10/1/20(1)	2,870	2,819,775
Inmet Mining Corp., Sr. Notes, 7.50%, 6/1/21(1)	1,510	1,630,800
Inmet Mining Corp., Sr. Notes, 8.75%, 6/1/20(1)	1,010	1,126,150
New Gold, Inc., Sr. Notes, 6.25%, 11/15/22(1)	1,535	1,627,100
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	905	977,400
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	1,025	1,137,750
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	2,645	3,002,075
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18	1,010	1,063,025
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21	1,790	1,879,500
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes, 8.375%, 6/1/20(1)	1,085	1,169,087
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	3,952,500
Rain CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,556,750
Rain CII Carbon, LLC, Sr. Notes, 8.25%, 1/15/21(1)	760	801,800
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., Sr. Notes, 7.375%, 2/1/20(1)	525	547,313
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	1,315	1,397,187

		$34,085,550

Paper — 0.8%
Boise Paper Holdings, LLC/Boise Co-Issuer Co., Sr. Notes, 8.00%, 4/1/20	$545	$606,313
Boise Paper Holdings, LLC/Boise Finance Co., Sr. Notes, 9.00%, 11/1/17	2,200	2,403,500
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,989,496
Smurfit Kappa Acquisitions, Sr. Notes, 4.875%, 9/15/18(1)	1,255	1,298,925

		$7,298,234

Publishing/Printing — 0.1%
McClatchy Co. (The), Sr. Notes, 9.00%, 12/15/22(1)	$1,030	$1,086,650

		$1,086,650

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$853,150

		$853,150

Restaurants — 0.4%
NPC International, Inc., Sr. Notes, 10.50%, 1/15/20	$3,030	$3,529,950

		$3,529,950

Services — 5.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19	$520	$578,500
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	2,550	2,964,375
Carlson Wagonlit BV, Sr. Notes, 6.875%, 6/15/19(1)	2,235	2,380,275
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	2,545	2,125,075
FTI Consulting, Inc., Sr. Notes, 6.00%, 11/15/22(1)	1,230	1,300,725
HDTFS, Inc., Sr. Notes, 6.25%, 10/15/22(1)	1,130	1,231,700
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	20	22,050
Laureate Education, Inc., Sr. Notes, 9.25%, 9/1/19(1)	13,780	15,089,100
Laureate Education, Inc., Sr. Sub Notes, 12.75%, 8/15/17(1)	5,130	5,476,275
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	200	228,500

Security	Principal Amount (000’s omitted)	Value
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	$1,330	$1,552,775
ServiceMaster Co., Sr. Notes, 7.00%, 8/15/20(1)	2,345	2,391,900
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20	1,185	1,262,025
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	585,150
TransUnion Holding Co., Inc., Sr. Notes, 8.125%, 6/15/18(1)(3)	2,335	2,457,587
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18	3,710	3,978,975
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	3,775	4,383,719
United Rentals North America, Inc., Sr. Notes, 7.375%, 5/15/20	4,060	4,486,300

		$52,495,006

Steel — 0.4%
AK Steel Corp., Sr. Notes, 8.75%, 12/1/18(1)	$1,030	$1,121,413
ArcelorMittal, Sr. Notes, 6.75%, 2/25/22	670	738,219
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	1,880	2,011,600

		$3,871,232

Super Retail — 5.6%
Claire’s Stores, Inc., Sr. Notes, 9.00%, 3/15/19(1)	$2,740	$3,014,000
Dufry Finance SCA, Sr. Notes, 5.50%, 10/15/20(1)	1,770	1,858,500
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	6,260	6,823,400
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	710	766,800
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	5,170	5,906,725
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	3,620	4,470,700
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	3,655	4,015,931
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	765	800,389
Netflix, Inc., Sr. Notes, 5.375%, 2/1/21(1)	305	305,000
New Academy Finance Co., LLC/New Academy Finance Corp., Sr. Notes, 8.00%, 6/15/18(1)(3)	3,490	3,616,513
Pantry, Inc., Sr. Notes, 8.375%, 8/1/20(1)	1,615	1,736,125
Party City Holdings, Inc., Sr. Notes, 8.875%, 8/1/20(1)	2,705	2,934,925
Petco Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	3,945	4,383,881
Petco Holdings, Inc., Sr. Notes, 8.50%, 10/15/17(1)(3)	4,590	4,750,650
Radio Systems Corp., Sr. Notes, 8.375%, 11/1/19(1)	1,365	1,453,725
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 5.75%, 6/1/22	4,745	5,041,562

		$51,878,826

Technology — 4.0%
Avaya, Inc., Sr. Notes, 9.00%, 4/1/19(1)	$1,540	$1,597,750
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	3,050	2,920,375
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	3,485	3,336,887
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	938,363
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,437,725
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	2,930	3,098,475
First Data Corp., Sr. Notes, 10.55%, 9/24/15	2,217	2,289,989
First Data Corp., Sr. Notes, 11.25%, 1/15/21(1)	1,925	1,939,437
Infor US, Inc., Sr. Notes, 9.375%, 4/1/19	2,720	3,087,200
Lender Processing Services, Inc., Sr. Notes, 5.75%, 4/15/23	1,690	1,799,850
NCR Corp., Sr. Notes, 5.00%, 7/15/22(1)	1,355	1,378,713
Nuance Communications, Inc., Sr. Notes, 5.375%, 8/15/20(1)	2,600	2,691,000
NXP BV/NXP Funding, LLC, Sr. Notes, 5.75%, 2/15/21(1)	1,105	1,105,000
Seagate HDD Cayman, Sr. Notes, 7.00%, 11/1/21	3,435	3,787,087
SSI Investments II, Ltd./SSI Co-Issuer, LLC, Sr. Notes, 11.125%, 6/1/18	5,265	5,923,125

		$37,330,976

Telecommunications — 6.0%
Crown Castle International Corp., Sr. Notes, 5.25%, 1/15/23(1)	$1,495	$1,575,356
Digicel Group, Ltd., Sr. Notes, 10.50%, 4/15/18(1)	1,210	1,361,250

Security	Principal Amount (000’s omitted)	Value
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	$3,255	$3,482,850
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,100,050
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,493,531
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	3,430	3,807,300
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	2,210	2,375,750
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	5,601	5,943,829
iPCS, Inc., 3.563%, 5/1/14(2)(3)	1,010	1,011,263
SBA Communications Corp., Sr. Notes, 5.625%, 10/1/19(1)	2,260	2,381,475
SBA Telecommunications, Inc., Sr. Notes, 5.75%, 7/15/20(1)	1,915	2,017,931
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	497	555,398
Sprint Capital Corp., Sr. Notes, 8.75%, 3/15/32	1,255	1,487,175
Sprint Nextel Corp., Sr. Notes, 6.00%, 11/15/22	1,030	1,040,300
Sprint Nextel Corp., Sr. Notes, 7.00%, 8/15/20	3,255	3,539,812
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	6,995	8,673,800
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17	1,140	1,345,200
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,430,475
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	3,293	3,472,343
Windstream Corp., Sr. Notes, 6.375%, 8/1/23(1)	1,220	1,229,150
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	2,445	2,683,388

		$56,007,626

Textiles/Apparel — 0.6%
Phillips-Van Heusen Corp., Sr. Notes, 4.50%, 12/15/22	$1,235	$1,235,000
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23(4)	3,385	4,283,450

		$5,518,450

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$2,215	$2,275,913
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,147,600

		$4,423,513

Utilities — 2.2%
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	$6,183	$6,739,470
DPL, Inc., Sr. Notes, 7.25%, 10/15/21	1,630	1,764,475
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13(6)	3,255	1,611,225
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes, 6.875%, 8/15/17(1)	745	800,875
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	2,090	2,351,250
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	3,315	3,762,525
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	397,750
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	2,913,675

		$20,341,245

Total Corporate Bonds & Notes (identified cost $769,751,507)		$816,455,759

Senior Floating-Rate Interests — 7.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 6/19/17	$1,800	$1,830,001

		$1,830,001

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,675	$1,713,638

		$1,713,638

Cable/Satellite TV — 0.1%
WideOpenWest Finance LLC, Term Loan, 6.25%, Maturing 7/17/18	$697	$705,944

		$705,944

Chemicals — 0.6%
Ineos US Finance LLC, Term Loan, 5.50%, Maturing 5/4/15	$1,985	$2,027,173
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	2,283	2,338,385
PL Propylene LLC, Term Loan, 7.00%, Maturing 3/27/17	1,439	1,475,103

		$5,840,661

Consumer Products — 0.4%
Revlon Consumer Products Corporation, Term Loan, 4.75%, Maturing 11/17/17	$3,788	$3,826,297

		$3,826,297

Diversified Financial Services — 0.3%
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	$2,400	$2,454,000

		$2,454,000

Energy — 0.2%
Everest Acquisition LLC, Term Loan, 5.00%, Maturing 5/24/18	$2,000	$2,026,250

		$2,026,250

Environmental — 0.4%
ADS Waste Holdings, Inc., Term Loan, 5.25%, Maturing 10/9/19	$3,700	$3,741,625

		$3,741,625

Food/Beverage/Tobacco — 0.4%
Del Monte Foods Company, Term Loan, 4.50%, Maturing 3/8/18	$3,260	$3,281,501

		$3,281,501

Gaming — 0.4%
Peninsula Gaming LLC, Term Loan, 5.75%, Maturing 11/20/17	$4,000	$4,070,000

		$4,070,000

Health Care — 0.7%
Hologic Inc., Term Loan, 4.50%, Maturing 8/1/19	$1,990	$2,020,027
Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	4,400	4,467,835

		$6,487,862

Metals/Mining — 0.8%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$6,797	$6,900,553

		$6,900,553

Services — 0.6%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 12/27/19	$2,700	$2,764,125
Education Management LLC, Term Loan, 4.31%, Maturing 6/1/16	3,276	2,729,779
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	500	434,791

		$5,928,695

Super Retail — 0.5%
Party City Holdings Inc., Term Loan, 5.75%, Maturing 7/26/19	$4,190	$4,247,106

		$4,247,106

Technology — 0.1%
Alcatel-Lucent, Term Loan, Maturing 1/31/19(8)	$1,100	$1,115,125
First Data Corporation, Term Loan, 2.95%, Maturing 9/24/14	71	71,066

		$1,186,191

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 1.0%
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	$1,163	$1,176,063
Asurion LLC, Term Loan, 5.50%, Maturing 5/24/18	2,000	2,025,746
Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	1,025	1,058,165
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,378,125

		$9,638,099

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.30%, Maturing 8/31/16	$1,170	$1,120,986
CEVA Group PLC, Term Loan, 5.30%, Maturing 8/31/16	523	500,861
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	590	565,024

		$2,186,871

Utilities — 0.3%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 3.74%, Maturing 10/10/14	$3,440	$2,597,949

		$2,597,949

Total Senior Floating-Rate Interests (identified cost $67,513,232)		$68,663,243

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,494,812

		$3,494,812

Health Care — 0.5%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$5,156,250

		$5,156,250

Services — 0.0%(9)
Mood Media Corp., 10.00%, 10/31/15(4)(10)	$37	$38,332

		$38,332

Total Convertible Bonds (identified cost $8,855,042)		$8,689,394

Common Stocks — 2.2%

Security	Shares	Value
Building Materials — 0.6%
Panolam Holdings Co.(4)(10)(11)	3,117	$5,502,066

		$5,502,066

Chemicals — 0.7%
LyondellBasell Industries NV, Class A	100,000	$6,342,000
Tronox Ltd., Class A	22,600	428,270

		$6,770,270

Consumer Products — 0.0%(9)
HF Holdings, Inc.(4)(10)(11)	13,600	$158,576

		$158,576

Security	Shares	Value
Energy — 0.1%
SemGroup Corp.(11)	16,378	$706,874

		$706,874

Gaming — 0.3%
Greektown Superholdings, Inc.(11)	892	$62,440
Las Vegas Sands Corp.	54,500	3,011,125

		$3,073,565

Services — 0.2%
Hertz Global Holdings, Inc.(11)	100,000	$1,828,000

		$1,828,000

Super Retail — 0.2%
GNC Holdings, Inc., Class A	57,157	$2,054,223

		$2,054,223

Telecommunications — 0.1%
Windstream Corp.	100,000	$974,000

		$974,000

Total Common Stocks (identified cost $13,042,407)		$21,067,574

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$953,803

		$953,803

Total Convertible Preferred Stocks (identified cost $1,085,100)		$953,803

Preferred Stocks — 0.4%

Security	Shares	Value
Banks & Thrifts — 0.4%
GMAC Capital Trust I, 8.125% to 2/15/16(12)	129,800	$3,461,766

		$3,461,766

Total Preferred Stocks (identified cost $3,273,233)		$3,461,766

Miscellaneous — 0.6%

Security	Shares	Value
Cable/Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(11)	7,585,000	$56,887
Adelphia, Inc., Escrow Certificate(11)	3,555,000	26,663
Adelphia Recovery Trust(4)(11)	10,758,837	0

		$83,550

Energy — 0.0%(9)
SemGroup Corp., Escrow Certificate(11)	6,330,000	$284,850

		$284,850

Security	Shares	Value
Gaming — 0.6%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(10)(11)	5,410	$980,563
PGP Investors, LLC, Membership Interests(4)(10)(11)	11,429	4,000,000

		$4,980,563

Health Care — 0.0%(9)
US Oncology, Inc., Escrow Certificate(11)	705,000	$17,625

		$17,625

Total Miscellaneous (identified cost $13,862,743)		$5,366,588

Warrants — 0.0%(9)

Security	Shares	Value
Energy — 0.0%(9)
SemGroup Corp., Expires 11/30/14(11)	17,240	$318,939

		$318,939

Food/Beverage/Tobacco — 0.0%(9)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(11)	1,610	$48,300

		$48,300

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(4)(10)(11)	17,588	$0

		$0

Total Warrants (identified cost $172)		$367,239

Total Investments — 99.1% (identified cost $877,383,436)		$925,025,366

Other Assets, Less Liabilities — 0.9%		$8,125,454

Net Assets — 100.0%		$933,150,820

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $371,385,240 or 39.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2013.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	This Senior Loan will settle after January 31, 2013, at which time the interest rate will be determined.

(9)	Amount is less than 0.05%.

(10)	Restricted security.

(11)	Non-income producing security.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$880,715,750

Gross unrealized appreciation	$65,740,933
Gross unrealized depreciation	(21,431,317)

Net unrealized appreciation	$44,309,616

Restricted Securities

At January 31, 2013, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	$2,377,360	$2,023,640	$2,063,073

Total Corporate Bonds & Notes			$2,023,640	$2,063,073

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$37,000	$0	$38,332

Total Convertible Bonds			$0	$38,332

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$158,576
Panolam Holdings Co.	12/30/09	3,117	1,712,791	5,502,066

Total Common Stocks			$2,443,241	$5,660,642

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$980,563
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$4,980,563

Warrants
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	$0	$0

Total Warrants			$0	$0

Total Restricted Securities			$8,561,556	$12,742,610

A summary of open financial instruments at January 31, 2013 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$68,942	$24,323	$93,265
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	119,901	65,727	185,628
Citibank NA	Meritor, Inc.	B3/B-	1,745	5.00	(1)	6/20/15	37,303	56,041	93,344
Credit Suisse International	Ford Motor Co.	Baa3/BB+	1,000	5.00	(1)	12/20/16	141,374	(1,566)	139,808
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	149,313	(35,207)	114,106
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	149,313	(63,010)	86,303
Deutsche Bank	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	296,886	(82,538)	214,348
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	149,313	(40,776)	108,537
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	296,886	(61,144)	235,742
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	300	5.00	(1)	6/20/15	6,413	11,807	18,220

Total			$13,695				$1,415,644	$(126,343)	$1,289,301

Credit Default Swaps — Buy Protection

Counterparty	Reference Entity	Notional Amount (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Paid	Net Unrealized Appreciation
Goldman Sachs International	Toys R Us, Inc.	$10,000	5.00	%(1)	3/20/18	$1,478,057	$(1,399,396)	$78,661

Total		$10,000				$1,478,057	$(1,399,396)	$78,661

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $13,695,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $2,893,701.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$808,426,422	$8,029,337	$816,455,759
Senior Floating-Rate Interests	—	68,663,243	—	68,663,243
Convertible Bonds	—	8,651,062	38,332	8,689,394
Common Stocks	15,344,492	62,440	5,660,642	21,067,574
Convertible Preferred Stocks	953,803	—	—	953,803
Preferred Stocks	3,461,766	—	—	3,461,766
Miscellaneous	—	1,366,588	4,000,000	5,366,588
Warrants	—	367,239	—	367,239
Total Investments	$19,760,061	$887,536,994	$17,728,311	$925,025,366
Credit Default Swaps	$—	$2,893,701	$—	$2,893,701
Total	$19,760,061	$890,430,695	$17,728,311	$927,919,067

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Investments in Warrants	Total
Balance as of October 31, 2012	$1,701,655	$38,332	$5,660,642	$4,000,000	$8,872,920	$20,273,549
Realized gains (losses)	—	—	—	—	10,369,824	10,369,824
Change in net unrealized appreciation (depreciation)	377,448	—	—	28,489	(8,872,920)	(8,466,983)
Cost of purchases(1)	2,023,062	—	—	—	—	2,023,062
Proceeds from sales(1)	—	—	—	(28,489)	(10,369,824)	(10,398,313)
Accrued discount (premium)	8,574	—	—	—	—	8,574
Transfers to Level 3*	3,918,598	—	—	—	—	3,918,598
Transfers from Level 3*	—	—	—	—	—	—

Balance as of January 31, 2013	$8,029,337	$38,332	$5,660,642	$4,000,000	$0	$17,728,311

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2013	377,448	$—	$—	$28,489	$—	$405,937

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013